SEGMENT INFORMATION - Additional Information (Details) - Credit Concentration Risk [Member] - Accounts Receivable [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Customer A [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage	79.00%
Customer B [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage		73.00%